ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS - Disclosure of detailed information about cost of revenue (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Professional fees	[1]	$ 912	$ 724	$ 852
Other Cost of sales expenses		6,387	3,229	0
Cost of revenue		45,045	45,580	37,974
Cost of sales and services [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Salaries		536	453	457
Materials		43,351	40,517	36,265
Write-off		0	3,878	0
Professional fees		754	519	418
Depreciation		7	7	7
Other Cost of sales expenses		397	206	827
Cost of revenue		$ 45,045	$ 45,580	$ 37,974

[1]	Includes management fees charges during the years ended December 31, 2025, 2024 and 2023 of $526, $481 and $475, respectively.